Financial Instruments - Maturity Date and Principal Amount of the Company's Obligations (Details) $ in Millions	Dec. 31, 2025 USD ($)
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	$ 1,092.1
2026
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	371.5
2027
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	37.1
2028
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	669.5
2029 onwards
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	14.0
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	329.1
Accounts payable and accrued liabilities | 2026
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	329.1
Accounts payable and accrued liabilities | 2027
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Accounts payable and accrued liabilities | 2028
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Accounts payable and accrued liabilities | 2029 onwards
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	112.0
Lease liabilities | 2026
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	41.4
Lease liabilities | 2027
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	37.1
Lease liabilities | 2028
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	19.5
Lease liabilities | 2029 onwards
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	14.0
Equipment loan
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	1.0
Equipment loan | 2026
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	1.0
Equipment loan | 2027
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Equipment loan | 2028
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Equipment loan | 2029 onwards
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Credit facility
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	200.0
Credit facility | 2026
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Credit facility | 2027
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Credit facility | 2028
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	200.0
Credit facility | 2029 onwards
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Notes
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	450.0
Notes | 2026
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Notes | 2027
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	0.0
Notes | 2028
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	450.0
Notes | 2029 onwards
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	$ 0.0